Securities Act File No. 333-47415
                                        Investment Company Act File No. 811-8685

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No.               [ ]


                          Post-Effective Amendment No. 1           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                 Amendment No. 3                   [X]

                        (Check appropriate box or boxes)

                            ROCHDALE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               570 Lexington Ave.
                             New York, NY 10022-6837
               (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (212) 702-3500

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker LLP
                               345 California St.
                            San Francisco, CA, 94104
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective  (check  appropriate box)

     [ ] Immediately upon filing pursuant to paragraph (b)
     [ ] On                pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On             pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Rochdale Alpha Portfolio,
a series of Rochdale Investment Trust

     Rochdale alpha portfolio is a mid- and small-cap equity fund. The portfolio seeks to provide investors with long-term capital appreciation.

     As with all mutual funds, the securities and exchange commission doesn't guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved of these securities. Any representation to the contrary is a criminal offense.

         The date of this prospectus is _________, 1999

Rochdale Alpha
Portfolio's
investment objective

Long-term capital appreciation. The Portfolio will primarily invest in equity securities of mid- and small-capitalization U.S. companies.

Rochdale Alpha
Portfolio's
principal investment
strategies

Companies are selected through direct research and analysis with a focus on a company's fundamental characteristics. These companies are expected to grow earnings above the average rate of larger, more established companies, and Therefore we expect over the long term to generate portfolio returns greater than that of the S&P 500. Commensurate with these companies comes greater volatility than the S&P 500. The Portfolio will possess characteristics similar to the S&P MidCap 400 and S&P SmallCap 600 Indices.


Principal risks of
investing in Rochdale
Alpha Portfolio

As with all mutual funds, there is the risk that you could lose your money on your investment in the Rochdale Alpha Portfolio. This could happen if any of the following events happen:
   The stock market goes down.
   Interest rates go up.
   Value stocks fall out of favor with the stock market.
   The market continues indefinitely to undervalue the stocks held by the Portfolio.
   The stocks held by the Portfolio turn out not to be undervalued after all because the companies failed to grow their earnings as we expected.

Who may want to
invest in Rochdale

The Portfolio may be appropriate for investors who:
Are pursuing a long-term investment goal
Want to diversify their domestic equity portfolio by investing in more aggressive mid- and small-capitalization companies.
Are willing to accept wide swings in the value of their portfolio with the offsetting goal of earning higher long- term total return.

The Portfolio may not be appropriate for investors who:

Need regular income or stability of principal.
Are pursuing a short-term goal or investing emergency reserves.
Wish to have their equity allocated invested in large capitalization stocks only.
Cannot remain in the Portfolio for a period of 3 to 5 years.

               Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of Rochdale Magna Alpha Portfolio.

Shareholder fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price). . . . . .                    None
Maximum deferred sales charge (load)
(as a percentage of the lower of original purchase
  price or redemption proceeds). . . . . .                        None
  Redemption Fee (as a percentage of
        amount redeemed) ........................                 2.00%(1)

  Annual fund operating expenses
  (expenses that are deducted from Portfolio assets)

Management Fees........................................           1.00%(2)
Distribution and Service
 (12b-1) Fees ............................................        0.25%
Other Expenses ...........................................        1.25%(2)

Total Annual Fund
 Operating Expenses ...................................           2.50%


(1) This fee is paid when you sell shares that you have held for eighteen months or less. The fee is payable to the Portfolio and is intended to benefit the remaining shareholders by reducing short-term trading.

(2) Other Expenses are estimated for the first fiscal year of the Portfolio. The Advisor has agreed to reduce its fees and/or pay expenses of the Portfolio for a minimum period ending July 31, 1999 to insure that the Fund's Total Fund Operating Expenses will not exceed 1.95% of the Portfolio's average daily net assets. If the Advisor does waive any of its fees or pay Portfolio expenses, the Portfolio may reimburse the Advisor in future years. The Portfolio may terminate this expense reimbursement arrangement at any time.

Example

This example is intended to help you compare the costs of investing in the Rochdale Alpha Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

If you redeem your shares:
One Year ............................... $___
Three Years ........................... $___

If you do not redeem your shares:
One Year ............................... $___
Three Years ........................... $___

Investment Objective, Principal Investment Strategies and Related Risks

The Portfolio's goal is to provide investors with higher long-term capital appreciation consistent with aggressive investment in mid- and small-capitalization companies. The Portfolio will attempt to achieve performance consistent with these aggressive growth companies by maintaining exposure to small-and-medium-sized companies with long-term price appreciation potential.

The Portfolio will invest primarily in equity securities of U.S. companies that have a market capitalization less than $10 billion. The companies selected for investment generally will have characteristics similar to companies included in the S&P MidCap 400 and S&P SmallCap 600 Indices universe. The Portfolio may also invest in larger companies, derivatives and foreign securities, including those of lesser developed countries.

Security selection is based on intensive research and fundamental analysis. Rochdale seeks to identify industry-dominant companies that are mis-priced relative to their long-term earnings potential and whose intrinsic value ultimately will be recognized. Through a direct research process, Rochdale considers factors such as qualify of business franchise and operations, consistency and potential of revenue and earnings, cash flow return on investment, market position, and valuation relative to industry peers and the market as a whole. We meet and/or discuss with company management, their competitors, suppliers, and customers to evaluate each company's quality of operations and commitment to increasing shareholder value.

The Portfolio seeks to identify long-term investment opportunities and maintain investment in 25 to 50 companies. The Portfolio may sell a position when the following events occur:


Fundamental factors change.
Valuation materially differs from what Rochdale considers a reasonable price. Diversification standards are exceeded.
Rochdale believes that better investment alternatives exist.
We lose confidence in management's ability grow the company's earnings. Market capitalization has appreciated such that the stock no longer is considered small- or mid-cap.

It is the intention of the Portfolio to be fully invested. However, the Portfolio may depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions.

Rochdale anticipates that the Portfolio will have a portfolio turnover not exceeding 150%, consistent with similar smaller stock investment strategies. A higher portfolio turnover rate has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would incur a tax liability. A higher portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Portfolio's performance.

       Risks of Investing in the Rochdale Alpha Portfolio

The principal risks of investing in the Portfolio that may adversely affect its net asset value or total return are discussed above in "Principal risks of investing in Rochdale Magna Long-Short Portfolio." These risks are discussed in more detail below. . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk. The risk that a strategy Rochdale uses may fail to produce the intended result.

Valuation Risk. The risk that the Portfolio has valued certain of its securities at a higher price than it can sell them for.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic shares price changes than larger companies. These companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These risks are greater when investing in the securities of smaller and newer companies.

Foreign Securities Risk. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates; (2) economic and political instability; (3) less publicly available information; (4) less strict auditing and financial reporting requirements; (5) less governmental supervision and regulation of securities markets; (6) higher transaction costs; and (7) greater possibility of not being able to sell securities on a timely basis. These risks are more pronounced when investing in foreign securities of undeveloped countries.

Derivatives Risk. In seeking to meet its investment goal, the Portfolio may use derivatives. In general terms, a derivative investment is an investment contract shoe value depends on (or is derived from) the value of the underlying asset, interest rate or index. Options and futures are examples of derivatives the Portfolio may use.

Year 2000 Risk.   The risk that the Portfolio's operations could be disrupted by year 2000- related computer system problems. This situation may negatively affect the companies in which the Portfolio invests and by extension the value of the Portfolio's shares. Although the Portfolio's service providers are taking steps to address this issue, there may still be some risk of adverse effects.

                       Investment Advisor

Rochdale Investment Management Inc. is the investment advisor to the Portfolio. Rochdale's address is 570 Lexington Avenue, New York, NY 10022-6837. Rochdale currently manages assets of more than $600 million for individual and
institutional investors as well as two other investment portfolios.   Rochdale
provides advice on buying and selling securities. Rochdale also furnishes the Portfolio with office space and certain administrative services and provides most of the personnel needed by the Portfolio. For its services, the Portfolio pays Rochdale a monthly management fee based upon the average daily net assets of the Portfolio at the annual rate of 1.00%.

Portfolio Managers

Mr. Garrett R. D'Alessandro, CFA and Mr. Carl Acebes will be responsible for the day-to-day management of the Portfolio. Mr. Acebes has been Rochdale's Chairman and Chief Executive Officer since its founding. Mr. D'Alessandro is Rochdale's President, Chief Executive Officer and Director of Research. Mr. D'Alessandro joined Rochdale in 1986. Both Mr. Acebes and Mr. D'Alessandro are the Portfolio Managers for two other investment portfolios.

Shareholder Information

How To Buy Shares

There are several ways to purchase shares of the Portfolio. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Portfolio by mail or by wire. To open an account by wire, to open a retirement plan account or to purchase shares by overnight mail (such as FedEx), call Rochdale at (212) 702-3500 for instructions. Investment advisory clients of Rochdale should contact their financial advisor or Rochdale directly for investment instructions. If you have questions about how to invest, or about how to complete the Application Form, please call Rochdale at (212) 702-3500. You may also buy shares of the Portfolio through your financial representative. After your account is open, you may add to it at any time.

You may send money for investment by mail. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to Rochdale Alpha Portfolio) to the following address:

Rochdale Alpha Portfolio P.O. Box 1978 Boston, MA 02105-1978

Investment advisory clients of Rochdale should contact their financial advisor or Rochdale directly for investment instructions.

You may add to your account by mailing the stub attached to your account statement, together with your check made payable to Rochdale Alpha Portfolio, to the address noted above.

Investment advisory clients of Rochdale should contact their financial advisor or Rochdale directly regarding subsequent investments.

You may purchase shares of the Portfolio by tendering payment in the form of shares of stock, bonds or other securities. You may do this provided the security being offered for the purchase of Portfolio shares is readily marketable, its acquisition is consistent with the Portfolio's investment objective and the Advisor, at its discretion, finds it acceptable.

You may wire money to the Portfolio. Before sending a wire, you should call Rochdale at (212) 702-3500 between 8:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Portfolio, there may be a delay in investing the money you wire. You will then be given further wire instructions.

You should advise your bank to include the name of the Portfolio and your account number with the wire. Your bank may charge you a fee for sending a wire to the Fund.

Investment advisory clients of Rochdale should contact their financial advisor or Rochdale directly for investment instructions.

You may buy and sell shares of the Portfolio through certain brokers (and their agents) that have made arrangements with the Portfolio to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Portfolio's Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Portfolio may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Portfolio's prospectus.

You may open a Portfolio account with $25,000. You may make add to your account at any time with investments of at least $10,000. The minimum investment requirements may be waived from time to time at the Advisor's discretion.

How to Exchange Shares

Investment advisory clients of Rochdale should contract their financial advisor or Rochdale directly for instructions on how to exchange shares.

You may exchange your Portfolio shares for shares of the Rochdale Magna Portfolio and the Rochdale Atlas Portfolio on any day the Portfolio and the New
York Stock Exchange ("NYSE") are open for business.   Before making an exchange,
you should obtain and read the prospectus of the fund into which the exchange is to be made.

You may exchange your shares by simply sending a written request to the Portfolio. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear in the account registration.

If your account has telephone privileges, you may also exchange your shares by calling (800) _____ between the hours of 8:00 a.m. and 4:00 p.m. (Eastern time). If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."
The Portfolio may modify, restrict or terminate the exchange privilege at any time.

How to Sell Shares

Investment advisory clients of Rochdale should contact their financial advisor or Rochdale directly for instructions on how to redeem shares.

You may sell (redeem) your Portfolio shares on any day the Portfolio and the NYSE are open for business either directly to the Portfolio or through your investment representative. You will pay a 2.00% redemption fee if you are redeeming shares that you purchased in the past eighteen months. This fee is paid to the Portfolio. The Portfolio imposes a redemption fee in order to reduce transaction costs and the effects of a short-term investment in the Portfolio.

Redemptions by Mail

You may redeem your shares by simply sending a written request to the Portfolio. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to the Portfolio at the following address:

Rochdale Alpha Portfolio
P.O. Box 1978
Boston, MA 02105-1978

Redemptions by Telephone.

If you have completed the Redemption by Telephone portion of the Account Application, you may redeem some or all of your shares by telephone. You may redeem by calling Rochdale at (800) _______ between the hours of 8:00 a.m. and
4:00 p.m., Eastern time.    Redemption proceeds will be mailed to the address
that appears on the Transfer Agent's records. You may also request that your redemption proceeds be wired to a predesignated bank. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. You may not use the telephone redemption for retirement accounts.

When you establish telephone privileges, you are authorizing the Portfolio and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be redeemed. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Portfolio and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Portfolio and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after receipt of your written request in proper form. If you request a redemption in writing, your request must have a signature guarantee attached if the amount to be redeemed exceeds $5,000. Other documentation may be required
for certain types of accounts   If you did not purchase your shares with a
certified check or wire, the Portfolio may delay payment of your redemption proceeds until your check has cleared. This may take up to 15 days from the date your purchased the shares.

The Portfolio may redeem the shares in your account if the value of your account is less than $10,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $10,000 before the Portfolio makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $10,000 before the Portfolio takes any action.

The Portfolio has the right to pay redemption proceeds in whole or in part by a distribution of securities from its portfolio. It is not expected that the Portfolio would do so except in unusual circumstances.

Pricing of Portfolio Shares

The price of Portfolio shares is based on the Portfolio's net asset value. The net asset value of the Portfolio's shares is determined by dividing the Portfolio's assets, minus its liabilities, by the number of shares outstanding. The Portfolio's assets are the market value of securities it holds, plus any cash and other assets. The Portfolio's liabilities are fees and expenses it owes. The number of Portfolio shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Portfolio shares or the amount you will receive when you sell your Portfolio shares is based on the net asset value next calculated after your order is received in proper form.

The net asset value of the Portfolio's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Portfolio shares will not be priced on days that the NYSE is closed for trading. The net asset value of Portfolio shares may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

Dividends and Distributions

The Portfolio will make distributions of dividends and capital gains, if any, annually, usually on or about December 31. Because of its investment strategies, the Portfolio expects that its distributions will primarily consist of capital gains. Distributions are automatically reinvested in shares of the Portfolio. If you wish to receive your distributions in cash, contact Rochdale at (212) 702-3500 before the payment of the distribution.

Tax Consequences

Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long you owned your Portfolio shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

If you sell your Portfolio shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Distribution Arrangements

The Portfolio has adopted a distribution plan under Rule 12b-1. This rule allows the Portfolio to pay distribution (12b-1 fees) fees for the sale and distribution of its shares and for distribution services provided to its shareholders. The annual distribution fee is 0.25% of the Portfolio's average
daily net assets which is payable to the Advisor, as Distributor.   Because
these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Advisor does not expect to charge a 12b-1 fee during the Portfolio's first year of operations.


                ROCHDALE MAGNA ALPHA PORTFOLIO,
             a series of Rochdale Investment Trust

For investors who want more information about the Portfolio, the following document is available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Portfolio and is incorporated into this Prospectus.



You can get free copies of the SAI, request other information and discuss your questions about the Portfolio by contacting the Portfolio at:

                      570 Lexington Avenue
                    New York, NY 10022-6837
             Telephone: 212-702-3500 (Call collect)

You can review and copy information including the Portfolio's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

For a fee, by writing to the Public Reference Room of the Commission,
               Washington, DC 20549- 6009 or by calling 1-800-SEC-0330.

Free of charge from the Commission's Internet website at http://www.sec.gov

              STATEMENT OF ADDITIONAL INFORMATION


                        __________, 1999


                   ROCHDALE ALPHA PORTFOLIO,
             a series of Rochdale Investment Trust

                      570 Lexington Avenue
                    New York, NY 10022-6837
                         (212) 702-3500

     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated ___________, 1999, as may be revised, of the Rochdale Alpha Portfolio (the "Portfolio"), a series of Rochdale Investment Trust (the "Trust"). Rochdale Investment Management Inc. ("Rochdale") is investment advisor to the Portfolio. A copy of the Portfolio's Prospectus dated __________, 1999 is available by calling the numbers listed above or (212) 633-9700.


                       TABLE OF CONTENTS



The Trust.........................................................B
Investment Objective and Policies.................................B
Investment Restrictions...........................................B
Distributions and Tax Information.................................B
Trustees and Executive Officers...................................B
The Portfolio's Investment Advisor................................B
The Portfolio's Administrator.....................................B
The Portfolio's Distributor.......................... ............B
Execution of Portfolio Transactions...............................B
Additional Purchase and Redemption Information....................B
Determination of Share Price......................................B
Performance Information...........................................B
General Information...............................................B
Appendix......................................................... B

                                   THE TRUST

     Rochdale Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust may consist of various series which represent separate investment portfolios. This SAI relates only to Rochdale Alpha Portfolio.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Portfolio. The Prospectus of the Portfolio and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

               INVESTMENT OBJECTIVE AND POLICIES

     The Portfolio is a mutual fund with an investment objective of long-term capital appreciation. The following discussion supplements the discussion of the Portfolio's investment objective and policies as set forth in the Prospectus. There can be no assurance that the objective of the Portfolio will be attained.

Convertible Securities and Warrants

     The Portfolio may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio's entire investment therein).

Investment Companies

     The Portfolio may under certain circumstances invest a portion of its assets in other investment companies, including money market funds. An investment in a mutual fund will involve payment by the Portfolio of its pro rata share of advisory and administrative fees charged by such fund.

Securities Loans

     The Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed one-third of the value of the Portfolio's total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by the Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by Rochdale to be of good standing and will not be made unless, in the judgment of Rochdale, the consideration to be earned from such loans justifies the risk.

Lending Portfolio Securities

     The Portfolio may lend its portfolio securities in an amount not exceeding 33-1/3% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Portfolio. Any loan might be secured by any one or more of the three types of collateral. The terms of the Portfolio's loans must permit the Portfolio to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code (the "Code").

Short Sales

     The Portfolio may seek to hedge investments or realize additional gains through short sales. The Portfolio may make short sales, which are transactions in which the Portfolio sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolio also will incur transaction costs in effecting short sales.

     The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Portfolio may be required to pay in connection with a short sale.

     No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets.

     Whenever the Portfolio engages in short sales, its custodian will segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

Illiquid Securities

     The Portfolio may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Rochdale will monitor the amount of illiquid securities held by the Portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Portfolio's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Portfolio might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Repurchase Agreements

     The Portfolio may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Portfolio will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Portfolio may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the U.S. Government security, the Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, Rochdale seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Portfolio plus accrued interest, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Short-Term Investments

     The Portfolio may invest in any of the following securities and instruments:

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Portfolio may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. The Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Rochdale to be of comparable quality. These rating symbols are described in the Appendix.


Foreign Investments and Currencies

     The Portfolio may invest in up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The Portfolio may also invest in Depositary Receipts, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see "Forward Currency Contracts," below).

     Depositary Receipts. The Portfolio may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Portfolio may also hold American Depository Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. The Portfolio's 25% limitation on investments in foreign securities does not apply to its investments in Depositary Receipts.

     Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     Currency Fluctuations. The Portfolio may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Portfolio's assets denominated in that currency. Such changes will also affect the Portfolio's income. The value of the Portfolio's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     Euro Conversion. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion could have potential adverse effects on the Portfolio's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Portfolio and Rochdale are working with providers of services to the Portfolio in the areas of clearance and settlement of trade to avoid any material impact on the Portfolio due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Portfolio.

     Market Characteristics. Rochdale expects that many foreign securities in which the Portfolio invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Portfolio's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on some of the Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Portfolio shareholders.

     Costs. To the extent that the Portfolio invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.


     Emerging Markets. Some of the securities in which the Portfolio may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

     In considering whether to invest in the securities of a foreign company, Rochdale considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the prospectus, depending on Rochdale's assessment of prevailing market, economic and other conditions.

Options and Futures Strategies

         The Portfolio may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, the Portfolio may engage in the purchase and sale of options on securities and stock indices, index future contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

     The Portfolio will engage in such transactions only to hedge existing positions and not for the purposes of speculation or leverage. The Portfolio will not engage in such options or futures transactions unless it receives any necessary regulatory approvals permitting it to engage in such transactions.

         Options on Securities. To hedge against adverse market shifts, The Portfolio may purchase put and call options on securities held in its portfolio. In addition, The Portfolio may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Portfolio is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by the Portfolio will not exceed 25% of the Portfolio's total assets. The Portfolio will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it segregates liquid assets that are acceptable to the appropriate regulatory authority.

         The Portfolio may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter ("OTC"). As the holder of a put option, the Portfolio has the right to sell the securities underlying the option and as the holder of a call option, the Portfolio has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. The Portfolio may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, The Portfolio would sell an option of the same series as the one it has purchased.

         The Portfolio receives a premium when it writes call options, which increases the Portfolio's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Portfolio limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. The Portfolio receives a premium when it writes put options, which increases the Portfolio's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, the Portfolio limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. Thus, in some periods, the Portfolio will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

         In purchasing a put option, the Portfolio seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, the Portfolio seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Portfolio will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Portfolio are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Portfolio's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Portfolio did not invest in options.

         OTC Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by Rochdale and verified in appropriate cases.

         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

         The Portfolio may purchase and write OTC put and call options in negotiated transactions. The staff of the Securities and Exchange Commission has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of the Portfolio's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. The Portfolio will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that the Portfolio has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, the Portfolio will count as illiquid only the initial formula price minus the option's intrinsic value.

         The Portfolio will enter into such contracts only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which the Portfolio enters into repurchase agreements.

     Stock Index Options. In seeking to hedge all or a portion of its investment, the Portfolio may purchase and write put and call options on stock indices listed on securities exchanges, which indices include securities held by the Portfolio.

         A stock index measures the movement of a certain group of stocks by assigning relative values to the securities included in the index. Options on stock indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on stock indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

     When the Portfolio write an option on a stock index, it will segregate liquid assets in an amount equal to the market value of the option, and will maintain liquid assets with a value sufficient at all times to cover its potential obligations while the option is open.

         Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If the Portfolio writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of the Portfolio to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although the Portfolio generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Portfolio desires to engage in such a transaction.

        Risks Relating to Purchase and Sale of Options on Stock Indices. Purchase and sale of options on stock indices by the Portfolio are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in the Portfolio's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or writing of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to the ability of Rochdale to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event Rochdale is unsuccessful in predicting the movements of an index, the Portfolio could be in a worse position than had no hedge been attempted.

         Stock index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Portfolio would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. However, it will be the Portfolio's policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

         Futures Contracts. The Portfolio may purchase and sell stock index futures contracts and interest rate futures contracts ("futures contracts").
The purpose of the acquisition or sale of a futures contract by the Portfolio is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which the Portfolio may invest have been developed by and are traded on national commodity exchanges. The Portfolio may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

     A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

     An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

         The purpose of trading futures contracts is to protect the Portfolio from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of the Portfolio's investment securities will exceed the value of the futures contracts sold by it, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets. No consideration is paid or received by the Portfolio upon trading a futures contract. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Portfolio upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Portfolio fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Portfolio may elect to close a position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract.

          Each short position in a futures contract entered into by the Portfolio is secured by the Portfolio's ownership of underlying securities. The Portfolio does not use leverage when it enters into long futures contracts; the Portfolio segregates, with respect to each of its long positions, liquid assets having a value equal to the underlying commodity value of the contract.

         The Portfolio may trade futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         The Portfolio intends to comply with CFTC regulations and avoid "commodity pool operator" status. These regulations require that the Portfolio use futures positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Portfolio's portfolio.

         Risks of Transactions in Futures Contracts. There are several risks in using futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

         Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of the Portfolio's portfolio diverges from the securities included in the applicable stock index. It is possible that the Portfolio might sell stock index futures contracts to hedge against a decline in the market, only to have the market advance and the value of securities held by the Portfolio decline. If this occurred, the Portfolio would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, Rochdale believes that over time the value of the Portfolio will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the portfolio securities sought to be hedged.

        Successful use of futures contracts by the Portfolio is subject to the ability of Rochdale to predict correctly movements in the direction of the market. If the Portfolio has hedged against the possibility of a decline in the value of the stocks it holds and stock prices increase instead, the Portfolio would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     Liquidity of Futures Contracts. The Portfolio may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Portfolio. The Portfolio may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

         In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Investments in futures contracts by their nature tend to be more short-term than other securities investments made by the Portfolio. The Portfolio's ability to make such investments, therefore, may result in an increase in portfolio activity and thereby may result in the payment of additional transaction costs.

Forward Currency Contracts

     The Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

When-Issued Securities

     The Portfolio may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income. While when-issued securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Rochdale does not believe that the Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Portfolio will segregate liquid assets equal in value to commitments for when-issued securities, which reduces but does not eliminate leverage.


                    INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Portfolio and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Portfolio's
outstanding voting securities as defined in the 1940 Act.   The Portfolio may
not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of portfolio securities, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of total assets (at the lower of cost or fair market value; any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no investments may be made while any borrowings are in excess of 5% of total assets).

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

     4. Purchase or sell real estate, or commodities or commodity contracts, except that a Portfolio may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options.

     5.  Invest  25% or more of the  market  value of its  assets in the
securities  of  companies engaged  in  any  one  industry,   except  that  this
restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

     6. Issue senior securities, as defined in the 1940 Act except that this restriction shall not be deemed to prohibit the Portfolio from (a) making any permitted borrowings, mortgages or pledges, (b) entering into repurchase transactions, or (c) engaging in options or futures transactions.

     7. Invest in any issuer for purposes of exercising control or management.

     The Portfolio observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Portfolio may not:

     8. Invest in securities of other investment companies except as provided for in the 1940 Act.

     9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

     If a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise specifically noted.

               DISTRIBUTIONS AND TAX INFORMATION

Distributions

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Portfolio expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the one-year period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by the Portfolio will be accompanied by a brief explanation of the form and character of the distribution. In January of each year the Portfolio will issue to each shareholder a statement of the federal income tax status of all distributions made during the preceding calendar year.

Tax Information

     The Portfolio will be treated as a separate entity for federal income tax purposes. The Portfolio expects to qualify to be treated as a regulated investment company under Subchapter M of the Code, provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Portfolio's policy to distribute to its shareholders all of its investment company taxable income and any net realized long-term and mid-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Portfolio will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Portfolio must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Portfolio paid no federal excise tax.

     Net investment income consists of interest, dividend income and income from short sales, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Portfolio.

     The Portfolio may write, purchase, or sell certain option and futures contracts. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. Unless the Portfolio is eligible to make and makes a special election, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may affect the taxation of the Portfolio's transactions in option, futures, and foreign currency contracts. Under Section 1092 of the Code, the Portfolio may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Portfolio designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. The deduction, if any, may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     Under the Code, the Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of the Portfolio's shares may be subject to withholding of federal income tax at the current maximum federal tax rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Portfolio reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

     The Portfolio will not be subject to tax in the State of Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     Generally, a credit for foreign taxes may not exceed the shareholder's U.S. federal income tax (determined without reward to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of distributions paid by the Portfolio from foreign source income will be treated as foreign source income. The Portfolio's gains from the sale of securities will generally be treated as derived from U.S.
sources, and certain currency fluctuation gains  and  losses,   including
fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Portfolio which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of foreign income taxes paid by the Portfolio.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

                TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Portfolio. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their ages and affiliations and principal occupations for the past five years are set forth below.

Carl Acebes,* 51, Chairman and Trustee

570 Lexington Ave, New York, NY 10022. Chairman and Chief Investment Officer of Rochdale.

Maxime C. Baretge,  57, Trustee

Hastings, W13, Barbados, West Indies. President, P.A. Pommares Agencies, S. A. (Luxury Goods Distribution).

Benedict T. Marino, 55, Trustee

144 Fairmount Rd., Ridgewood, NJ 07450. President, BTM Investment Company (private investments) since January, 1995; formerly Managing Director, Donaldson, Lufkin, Jenrette Securities Corp. (securities and investment banking) from 1983-1995.

Garrett R. D'Alessandro*, CFA, 40, President, Secretary and Treasurer

570 Lexington Ave., New York, NY 10022. President, Chief Executive Officer and Director of Research of Rochdale.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

     Set  forth  below  is  the  annual   compensation   rate   payable  to  the
Disinterested Trustees. It is anticipated that the Trustees will waive these fees during the Portfolio's initial fiscal period. Disinterested Trustees will receive an annual retainer of $1,000 and a fee of $500 for each regularly scheduled meeting. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Portfolio or any other portfolios of the Trust.

                         Name of Trustee          Total Compensation

                              Maxime C. Baretge             $3,000
                              Benedict T. Marino            $3,000

               THE PORTFOLIO'S INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Portfolio by Rochdale Investment Management Inc., pursuant to an Investment Advisory Agreement.

     The Investment Advisory Agreement continues in effect after its initial two year term from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Portfolio, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Portfolio or Rochdale upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     Rochdale has agreed to reduce fees payable to it or reimburse the Portfolio's operating expenses to the extent necessary to limit the Portfolio's ratio of operating expenses to average net assets to no more than 2.50% annually. Any such reduction of fees or payment of expenses may be subject to reimbursement by the Portfolio within the following three years provided that the Portfolio is able to do so and remain in compliance with applicable expense limitations then in effect.

                 THE PORTFOLIO'S ADMINISTRATOR

     The Portfolio has entered into an Administration Agreement with Investment Company Administration LLC (the "Administrator"). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolio; prepare all required notice filings necessary to maintain the Portfolio's ability to sell shares in all states where the Portfolio currently does or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolio's servicing agents (e.g., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolio's daily expense accruals; and perform such additional services as may be agreed upon by the Portfolio and the Administrator. For its services, the Administrator will receive a monthly fee from the Portfolio at the annual rate of 0.10% of average daily net assets with a minimum annual fee of $40,000.

                  THE PORTFOLIO'S  DISTRIBUTOR

     Rochdale also acts as the Portfolio's principal underwriter in a continuous public offering of the Portfolio's shares. The Distribution Agreement between the Portfolio and Rochdale will continue in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     The Portfolio has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Portfolio will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. The fee is paid to the Distributor as reimbursement for or in anticipation of, expenses incurred for distribution related activities. Expenses permitted to be paid by the Portfolio under its Plan include: preparation, printing and mailing or prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Portfolio's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Portfolio; and such other expenses as may be approved from time to time by the Board of Trustees.

     The Plan allows excess distribution expenses to be carried forward by the Distributor and resubmitted for payment by the Portfolio in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.


              EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, Rochdale will determine which securities are to be purchased and sold by the Portfolio and which broker-dealers are eligible to execute its portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of Rochdale, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Portfolio also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Portfolio will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, Rochdale will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to Rochdale that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. Rochdale considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Portfolio, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Portfolio subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Portfolio's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Portfolio, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Portfolio, other portfolios of the Trust or to Rochdale, even if the specific services were not imputed just to the Portfolio and may be useful to Rochdale in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Portfolio may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Rochdale to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of Rochdale's overall responsibilities to the Portfolio.

     Investment decisions for the Portfolio will be made independently from those of other client accounts or mutual funds managed or advised by Rochdale. Nevertheless, it is possible that at times identical securities will be acceptable for both the Portfolio and one or more of such client accounts or other funds. In such event, the position of the Portfolio and such client account(s) or other funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or other funds seek to acquire the same security as the Portfolio at the same time, the Portfolio may not be able to acquire as large a portion of such security as is desired, or may have to pay a higher price or obtain a lower yield for such security. Similarly, the Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or other funds simultaneously purchases or sells the same security that the Portfolio is purchasing or selling, each day's transactions in such security will be allocated between the Portfolio and all such client accounts or other funds in a manner deemed equitable by Rochdale, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

     The Portfolio does not place securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Portfolio, although the Portfolio may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Portfolio for their customers.

     Subject to overall requirements of obtaining the best combination of price, execution and research services on a particular transaction, the Portfolio may place eligible portfolio transactions through its affiliated broker-dealer, Rochdale Securities Corporation, under procedures adopted by the Board of Trustees pursuant to the 1940 Act and related rules.

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Portfolio's Prospectus regarding the purchase and redemption of Portfolio shares.

How to Buy Shares

     You may purchase shares of the Portfolio from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Portfolio's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

     The public offering price of Portfolio shares is the net asset value. The Portfolio receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or. To eliminate the need for safekeeping, the Portfolio will not issue certificates for your shares unless you request them.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Portfolio's shares, (ii) to reject purchase orders in whole or in part when in the judgment of Rochdale such rejection is in the best interest of the Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts, for employees of Rochdale or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

How to Sell Shares

     You can sell your Portfolio shares any day the NYSE is open for regular trading, either directly to the Portfolio or through your investment representative.

Selling shares through your investment representative

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Signature Guarantees

     If you sell shares having a net asset value of $5,000 a signature guarantee is required. Certain other transactions also require a signature guarantee.
The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Rochdale for details.

     Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

Delivery of redemption proceeds

     Payments to shareholders for shares of the Portfolio redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Portfolio's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolio's shareholders. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     At various times, the Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Portfolio's portfolio securities at the time of redemption or repurchase.

Telephone redemptions

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Portfolio account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Portfolio and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Portfolio in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Portfolio may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Portfolio nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

     The Portfolio has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                  DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Portfolio will be determined once daily at the close of public trading on the New York Stock Exchange, ("NYSE"), normally 4:00 p.m., Eastern time, on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Portfolio does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

     In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.

                    PERFORMANCE INFORMATION

     From time to time, the Portfolio may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Portfolio's average annual compounded rates of return over the most recent year and the period from the Portfolio's inception of operations. The Portfolio may also advertise aggregate and average total return information over different periods of time. The Portfolio's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated periods, according to the following formula:

                                                 n
                                            P(1+T)  = ERV

          Where:    P = a hypothetical initial purchase order of $1,000 from
                        which the maximum sales
          load is deducted
          T = average annual total return
          n = number of years

          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

     Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The Portfolio's total return may be compared to relevant domestic and foreign indices, including those published by Lipper Analytical Services, Inc. From time to time, evaluations of the Portfolio's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Portfolio.

     Investors should note that the investment results of the Portfolio will fluctuate over time, and any presentation of the Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                      GENERAL INFORMATION

     Investors in the Portfolio will be informed of the Portfolio's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

     ______________ acts as Custodian of the securities and other assets of the Portfolio as well as the Portfolio's transfer and shareholder service agent.

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Portfolio.

     Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Portfolio



                            APPENDIX
                    COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                            ROCHDALE INVESTMENT TRUST
                                    FORM N-1A
                                     PART C

Item 23.  Exhibits.

                  (1)  Agreement and Declaration of Trust (1)
                  (2)  By-Laws (1)
                  (3)  Specimen Share Certificate (2)
                  (4)  Form of Investment Advisory Agreement (1)
                  (5)  Form of Distribution Agreement (1)
                  (6)  Not applicable
                  (7)  Custodian Agreement
                  (8)  (1) Form of Administration Agreement (1)
                       (2) Form of Transfer Agency and Service Agreement (2)
                  (9)  Form of Opinion of Counsel as to legality of shares
                  (10) Not applicable
                  (11) Not applicable
                  (12) Letter of Understanding relating to initial capital (2)
                  (13) Form of Plan pursuant to Rule 12b-1 (2)
                  (14) Not Applicable
                  (15) Not Applicable

1 Incorporated by reference from Registration Statement on Form N-1A filed on March 6, 1998

2 Incorporated by reference from Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on June 30, 1998


Item 24. Persons Controlled by or under Common Control with
Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25.  Indemnification

Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

         With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV as amended, File No. 801-27265.

Item 27.  Principal Underwriters.

         (a) The Advisor also acts as the Registrant's principal underwriter and does not act in that capacity for other investment companies.

         (b) The following information is furnished with respect to the officers and directors of the Advisor and Underwriter. Each such person's principal business address is 570 Lexington Avenue, New York, NY 10022.


                               Position and Offices        Position and
Name and Principal             with Principal              Offices with
Business Address                Underwriter                Registrant

Carl Acebes               Chairman and Chief Investment    Chairman and Trustee
                                         Officer

Garrett R. D'Alessandro   President and Chief Executive   President, Secretary &
                                     Officer                   Treasurer

Peter J. McGough          Vice President                   None

Andrew Miranda            Vice President & Controller      None

         (c) Not applicable.

Item 28.  Location of Accounts and Records.


         The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings

The Registrant undertakes:

     (a) To furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.

                            EXHIBITS


Number         Item

99.B9          Opinion of counsel

                                   SIGNATURES




         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on January 29, 1999.


                                  ROCHDALE INVESTMENT TRUST

                                  By: /s/Garrett R. D'Alessandro
                                      Garrett R. D'Alessandro
                                      President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/Carl Acebes                Trustee       January 29 ,1999
Carl Acebes

/s/Benedict T. Marino         Trustee       January 29,1999
Benedict T. Marino

Maxime C. Baretge             Trustee       January 29, 1999
*Maxime C. Baretge


/s/Garrett R. D'Alessandro    Principal     January 29,1999
Garrett R. D'Alessandro       Financial
                              Officer


/s/Garrett R. D'Alessandro
by Garrett R. D'Alessandro
*Pursuant to Powers of Attorney
dated June 24, 1998